Other Receivables (Details) - CHF (SFr)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Receivables [Abstract]
Value added tax receivable		SFr 63,452	SFr 132,570
Withholding tax receivable		18,115	23,644
Deposit credit cards		79,840	79,900
Other		79,874	60,417
Total other receivables	SFr 309,143	SFr 241,281	SFr 296,531